SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

April 15, 2025 Securities Purchase Agreement

On April 15, 2025, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $55,000, such principal and the interest thereon are convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contains a $5,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note is December 15, 2025. The GS Capital Note shall bear interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note becomes payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $5 per share, provided that the fixed price will be reduced to $2.50 per share in the event that the market price of the Common Stock trades below $4 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. Additionally, the conversion prices of the above GS Capital notes will be adjusted in favor of the note holder if the Company issues securities with more favorable conversion terms. The effective conversion price of the outstanding GS Capital notes are 60% (representing a 40% discount) of the market price, which means the lowest closing bid prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Upon the occurrence and during the continuation of certain events of default, interest accrues at a default interest rate of 24% per annum or, if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. In the event that the Company fails to deliver to GS Capital shares of common stock issuable upon conversion of principal or interest under the above GS Capital notes, the penalty becomes $250 per day for each day that the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty increases to $500 per day beginning on the 10th day. In the event that the Company loses the bid price of its common stock on OTC, such GS Capital note does not incur penalty and instead the outstanding principal amount increases by 20%.

Loan payable - Related Party

On April 12, 2025, the Company entered into and closed a loan agreement with an institutional investor affiliated with one of our directors, Josef Zelinger, pursuant to which the investor loaned the Company an aggregate principal amount of $63,188 AUD ($39,733 USD). The Company used the net proceeds for general working capital purposes. Th maturity date is on June 30, 2025. The loan bears an interest rate of 12% per annum and default interest rate of 18% per annum.

Promissory Note

Effective May 7, 2025, the Company issued a Promissory Note to an accredited investor (the “Investor”) in the aggregate principal amount of $90,000 (the “Note”), for a purchase price of $75,000. The Company intends to use the net proceeds therefrom for general working capital purposes. The maturity date of the Note is June 15, 2025 and bears interest at a rate of ten percent (10%) per annum. Repayment of the Note may occur as follows: (a) if the Company repays this Note on or before June 7, 2025, then Company shall pay Investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the Note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the Note after June 7, 2025 and on or before July 7, 2025, then Company shall pay Investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the Investor may agree to effect repayment.

Extension Agreement

Effective May 7, 2025, the Company entered into a Maturity Extension Agreement with the August 2023 Lender whereby the August 2023 Lender agreed to extend the maturity date of the promissory note dated August 15, 2023, which was amended on May 7, 2024 (the “Old Note”) to June 15, 2025. All other terms of the Old Note shall remain unchanged and in full force and effect (see Note 6).

NOTE 13 – SUBSEQUENT EVENTS

Loans Payable – Related Party

Effective August 1, 2024, the Company entered into and closed a loan agreement (the “Loan”) with an institutional investor affiliated with one of our directors, Josef Zelinger, pursuant to which the investor loaned the Company an aggregate principal amount of $150,000 AUD ($97,649 USD). The Company intends to use the net proceeds therefrom for general working capital purposes. The maturity date of the Loan is November 1, 2024, or sooner at the discretion of the Company, and the Loan bears an interest rate of 12% per annum and default interest rate of 18% per annum. The Company has the right to prepay in full at any time with no prepayment penalty. By mutual consent the amount can be repaid via the issuance of common stock of the Company (upon uplisting on NASDAQ) and the strike price shall be at a 35% discount to lowest daily balance of the five preceding trading days.

Effective August 26, 2024, the Company entered into and closed a loan agreement with one of the members of the Board of Directors of the Company (the “Board Member”), pursuant to which the Board Member loaned the Company an aggregate principal amount of $85,000 AUD ($57,638 USD). The Company intends to use the net proceeds for general working capital purposes. There is no maturity date or interest rate on this loan and it is intended to be repaid as soon as practicable at the discretion of the Company.

Issuance of convertible notes

GS Capital Partners, LLC Securities Purchase Agreement

On August 2, 2024, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $33,000, such principal and the interest thereon are convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contains a $3,000 original issue discount. The Company intends to use the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note is February 2, 2025. The GS Capital Note shall bear interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note becomes payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $102 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the Note and unless the Fixed Price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. Pursuant to the Note, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note). The GS Capital note shall be bifurcated from the embedded conversion option which was recorded as derivative liabilities at fair value.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

During the first 60 to 180 days following the date of the above GS Capital notes, the Company has the right to prepay the principal and accrued but unpaid interest due under the above notes issued to GS Capital, together with any other amounts that the Company may owe GS Capital under the terms of the notes, at a premium ranging from 110% to 125% of the principal amount and interest of such note. After this initial 180-day period, the Company does not have a right to prepay such notes.

Upon the occurrence and during the continuation of certain events of default, interest accrues at a default interest rate of 24% per annum or, if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. In the event that the Company fails to deliver to GS Capital shares of common stock issuable upon conversion of principal or interest under the above GS Capital notes, the penalty becomes $250 per day for each day that the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty increases to $500 per day beginning on the 10th day. In the event that the Company loses the bid price of its common stock on OTC, such GS Capital note does not incur penalty and instead the outstanding principal amount increases by 20%.

The above GS Capital note will be bifurcated from the embedded conversion option which shall be recorded as derivative liabilities at fair value.

Shares issued for conversion of convertible debt

From July 1, 2024 through September 19, 2024, the Company issued an aggregate of 3,487 shares of its common stock at an average contractual conversion price of $18 as a result of the conversion of principal of $44,925, accrued interest $7,053 and conversion fees of $2,548 underlying certain outstanding convertible notes converted during such period. The Company reclassified $9,337 in put premiums to additional paid in capital following these conversions.

Consulting Agreement

On August 12, 2024, the Company entered into a consulting agreement with two consultants to provide investor relation services from August 12, 2024 to October 12, 2024 for a total fee of $7,500 for each consultant. In August 2024, the Company issued an aggregate of 250 shares of common stock to the consultants related to this consulting agreement. Those shares were valued at approximately $60 per share or $15,000, being the closing price of the stock on the date of grant to such consultants.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

Proposed Reverse Stock Split (Unaudited) – See Note 14

On August 7, 2024, the Company received written consent in lieu of a meeting by the holders of a majority of the voting power of the Company’s outstanding capital stock as of August 7, 2024 and the Company’s Board of Directors approving such actions as are necessary for the Company to proceed to, and the Company accordingly intends to, effectuate and execute a reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio somewhere between one post-split share per ten thousand pre-split shares (1:10,000) and one post-split share per one hundred thousand pre-split shares (1:100,000) (the “Reverse Stock Split”). Proportional adjustments for the Reverse Stock Split will be made to the Company’s outstanding stock options, warrants and equity incentive plans. The Company is awaiting the approval of Financial Industry Regulatory Authority (“FINRA”) for the market effectiveness of the Reverse Stock Split.

The unaudited pro forma tables below show the losses per share prior to the reverse split and following the reverse split. A key assumption to the loss per share calculation is that post-reverse split price is equal to the pre-reverse split times the number of shares from the ratio.

Historical per share data – (Pre- Split basis)	Year Ended June 30, 2024	Year Ended June 30, 2023

Net loss available to Common Stockholders	$2,013,488	$3,126,839
Basic and diluted weighted average shares outstanding	85,045,339	1,738,802
Basic and diluted net loss per share	$0.02	$1.80

The assumption inherent in the table below is a reverse split of 1:100,000.

Historical per share data – (Post- Split basis)	Year Ended June 30, 2024	Year Ended June 30, 2023

Net loss available to Common Stockholders	$2,013,488	$3,126,839
Basic and diluted weighted average shares outstanding	850	17
Basic and diluted net loss per share	$2,368.81	$183,931.71

The table below shows the loss per share effect of reverse stock splits at 1:10,000, 1:50,000 and 1:100,000:

Split Ratio	1:10,000		1:50,000		1:100,000
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Net losses available to common stockholders	$2,013,488	$3,126,839	$2,013,488	$3,126,839	$2,013,488	$3,126,839
Weighted Average Shares Outstanding	8,505	174	1,701	35	850	17
Loss per share	$236.74	$17,970	$1,183.71	$89,338.26	$2,368.81	$183,931.71